Segments - Summary of Operating Segments (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 MXN ($)
Disclosure of Operating Segments [Line Items]
External revenues	$ 1,038,207,681		$ 1,021,633,535	$ 975,412,488
Total revenues	1,038,207,681	$ 52,747	1,021,633,535	975,412,488
Depreciation and amortization	155,712,580	7,911	160,174,942	148,525,921
Operating income	139,557,171		100,143,303	109,610,310
Interest income	10,646,169	541	2,925,648	4,192,595
Interest expense	31,771,433	1,614	30,300,781	33,862,012
Income tax	46,477,079	2,361	24,941,511	11,398,856
Equity interest in net income (loss) of associated companies	267		91,385	189,950
Net profit (loss) attributable to equity holders of the parent	52,566,197	$ 2,670	29,325,921	8,649,427
Assets by segment	1,429,223,392		1,486,211,852	1,515,042,274	$ 72,613
Plant, property and equipment, net	640,000,720		676,343,198	701,190,066	32,516	$ 573,528,878
Goodwill	145,566,497		151,463,232	152,632,635	7,396
Trademarks, net	4,667,205		9,937,807	12,566,893
Licenses and rights, net	103,298,395		113,304,386	116,031,264
Investment in associated companies	3,132,707		3,735,172	3,603,484	159
Liabilities by segments	1,183,350,970		1,225,578,335	1,244,018,507	$ 60,121
Operating segments [member] | Mexico [member]
Disclosure of Operating Segments [Line Items]
External revenues	207,610,244		190,022,612	187,127,903
Intersegment revenues	16,946,543		16,748,428	16,438,858
Total revenues	224,556,787		206,771,040	203,566,761
Depreciation and amortization	17,619,342		17,030,251	16,451,496
Operating income	57,450,599		50,666,028	48,219,505
Interest income	26,578,280		30,083,437	28,659,372
Interest expense	32,526,258		32,185,868	32,004,944
Income tax	28,842,505		18,142,482	2,502,242
Equity interest in net income (loss) of associated companies	(5,962)		99,044	67,472
Net profit (loss) attributable to equity holders of the parent	23,185,029		26,321,442	378,150
Assets by segment	970,564,314		1,033,036,406	1,070,598,204
Plant, property and equipment, net	56,056,634		59,137,555	64,893,242
Goodwill	27,104,632		27,102,384	27,186,328
Trademarks, net	227,774		406,723	615,318
Licenses and rights, net	10,573,147		11,457,720	5,887,092
Investment in associated companies	5,621,661		469,662	7,605,220
Liabilities by segments	748,965,728		794,598,013	798,044,609
Operating segments [member] | Telmex [member]
Disclosure of Operating Segments [Line Items]
External revenues	86,339,289		89,731,238	93,343,612
Intersegment revenues	9,741,908		8,753,525	8,872,248
Total revenues	96,081,197		98,484,763	102,215,860
Depreciation and amortization	18,358,248		18,902,238	17,150,013
Operating income	8,085,764		7,921,524	12,275,892
Interest income	420,380		619,748	303,915
Interest expense	1,153,913		1,028,593	1,135,552
Income tax	643,377		387,145	921,803
Equity interest in net income (loss) of associated companies	44,965		16,564	116,368
Net profit (loss) attributable to equity holders of the parent	(2,201,572)		184,387	902,282
Assets by segment	174,461,398		170,402,561	161,133,722
Plant, property and equipment, net	103,737,293		109,713,770	112,220,236
Goodwill	215,381		213,926	213,926
Trademarks, net	243,556		274,786	307,881
Licenses and rights, net			13,175	42,867
Investment in associated companies	563,667		546,872	2,218,824
Liabilities by segments	136,993,838		133,428,178	117,663,161
Operating segments [member] | Brazil [member]
Disclosure of Operating Segments [Line Items]
External revenues	188,712,666		210,536,673	193,796,237
Intersegment revenues	4,593,760		4,785,601	3,560,388
Total revenues	193,306,426		215,322,274	197,356,625
Depreciation and amortization	42,857,751		51,486,652	47,170,935
Operating income	23,494,903		11,601,369	6,325,323
Interest income	11,303,888		3,792,242	3,747,684
Interest expense	20,377,191		23,578,083	22,970,335
Income tax	4,026,444		(2,991,377)	(4,294,040)
Equity interest in net income (loss) of associated companies	(152)		(232)	(270)
Net profit (loss) attributable to equity holders of the parent	3,530,653		(6,617,381)	(10,357,493)
Assets by segment	390,791,480		428,281,963	461,831,754
Plant, property and equipment, net	173,197,708		187,459,628	203,270,555
Goodwill	21,388,124		24,708,739	26,106,622
Trademarks, net	124,910		246,557	366,727
Licenses and rights, net	25,873,910		35,662,305	41,496,209
Investment in associated companies	543		640	699
Liabilities by segments	298,308,084		322,620,030	349,915,118
Operating segments [member] | Southern Cone [member]
Disclosure of Operating Segments [Line Items]
External revenues	89,149,978		81,092,885	71,553,356
Intersegment revenues	13,200,358		1,250,983	776,719
Total revenues	102,350,336		82,343,868	72,330,075
Depreciation and amortization	13,526,361		10,639,591	9,739,634
Operating income	16,975,797		11,676,427	8,317,053
Interest income	2,251,474		2,884,613	2,649,539
Interest expense	4,338,941		4,637,989	5,049,457
Income tax	1,390,039		3,535,302	2,021,090
Equity interest in net income (loss) of associated companies	(20,871)		(9,801)	(23,319)
Net profit (loss) attributable to equity holders of the parent	6,065,703		4,421,938	3,765,015
Assets by segment	127,946,573		133,136,177	140,617,162
Plant, property and equipment, net	62,988,635		69,006,093	67,023,143
Goodwill	2,796,759		3,073,444	3,006,448
Licenses and rights, net	12,555,496		8,885,086	8,760,860
Investment in associated companies	20,697		63,110	81,284
Liabilities by segments	94,550,901		119,123,646	124,149,687
Operating segments [member] | Columbia [member]
Disclosure of Operating Segments [Line Items]
External revenues	75,460,428		72,435,460	67,330,768
Intersegment revenues	344,517		304,555	257,767
Total revenues	75,804,945		72,740,015	67,588,535
Depreciation and amortization	13,464,867		12,373,790	11,283,749
Operating income	14,388,552		(4,704,165)	11,209,959
Interest income	1,013,839		211,521	104,304
Interest expense	2,913,881		1,955,688	1,079,989
Income tax	2,251,877		(1,874,594)	4,456,750
Net profit (loss) attributable to equity holders of the parent	9,165,801		(6,209,530)	4,022,633
Assets by segment	111,975,598		108,362,023	103,361,235
Plant, property and equipment, net	51,422,548		57,060,931	59,690,886
Goodwill	12,770,380		13,981,033	14,659,891
Trademarks, net				194
Licenses and rights, net	3,400,235		4,197,498	4,603,793
Investment in associated companies	412		451	470
Liabilities by segments	56,211,438		54,756,152	40,811,337
Operating segments [member] | Andean [member]
Disclosure of Operating Segments [Line Items]
External revenues	55,633,192		56,393,595	55,825,972
Intersegment revenues	154,082		177,856	304,834
Total revenues	55,787,274		56,571,451	56,130,806
Depreciation and amortization	8,516,960		8,328,705	7,764,474
Operating income	5,003,915		5,650,477	6,086,638
Interest income	1,666,879		1,793,974	944,945
Interest expense	1,719,663		1,573,929	1,147,380
Income tax	2,498,666		1,806,085	1,768,066
Net profit (loss) attributable to equity holders of the parent	1,730,933		1,595,382	3,621,863
Assets by segment	96,347,779		113,478,626	113,839,981
Plant, property and equipment, net	35,800,477		35,930,966	37,716,772
Goodwill	5,242,365		6,113,495	5,948,335
Licenses and rights, net	9,651,582		11,295,202	12,882,210
Liabilities by segments	50,064,761		48,656,628	52,949,608
Operating segments [member] | Central America [member]
Disclosure of Operating Segments [Line Items]
External revenues	44,883,585		44,094,835	42,131,666
Intersegment revenues	149,445		187,086	289,465
Total revenues	45,033,030		44,281,921	42,421,131
Depreciation and amortization	8,940,655		9,668,439	10,474,681
Operating income	4,867,763		5,252,401	3,830,974
Interest income	1,566,086		1,064,992	462,779
Interest expense	509,081		485,684	411,597
Income tax	2,533,600		2,025,618	3,291,776
Equity interest in net income (loss) of associated companies				171
Net profit (loss) attributable to equity holders of the parent	2,821,733		3,713,301	538,890
Assets by segment	81,640,157		81,529,691	80,832,029
Plant, property and equipment, net	37,146,601		39,050,481	41,808,573
Goodwill	5,466,871		5,597,990	5,652,268
Licenses and rights, net	3,605,416		3,376,106	3,993,120
Investment in associated companies	24,262		16,999	17,390
Liabilities by segments	28,592,953		35,501,900	38,095,161
Operating segments [member] | U.S.A [member]
Disclosure of Operating Segments [Line Items]
External revenues	153,266,315		148,589,487	140,856,365
Intersegment revenues			44
Total revenues	153,266,315		148,589,531	140,856,365
Depreciation and amortization	1,545,395		1,594,727	1,073,623
Operating income	2,665,270		2,915,123	1,220,601
Interest income	559,548		394,196	239,797
Income tax	810,898		1,803,555	767,295
Net profit (loss) attributable to equity holders of the parent	2,820,505		1,793,875	987,790
Assets by segment	38,814,907		40,761,830	42,812,349
Plant, property and equipment, net	1,356,237		1,693,642	1,949,166
Goodwill	3,328,533		3,341,956	3,464,217
Trademarks, net	507,033		631,024	788,228
Liabilities by segments	35,552,678		38,249,957	41,369,767
Operating segments [member] | Caribbean [member]
Disclosure of Operating Segments [Line Items]
External revenues	36,435,541		35,092,578	36,467,781
Intersegment revenues	204,294		122,656	30,210
Total revenues	36,639,835		35,215,234	36,497,991
Depreciation and amortization	5,036,831		5,349,757	5,225,498
Operating income	5,811,846		4,752,168	6,143,183
Interest income	1,458,874		1,111,980	691,132
Interest expense	561,867		377,727	143,322
Income tax	2,774,204		3,529,253	2,542,080
Net profit (loss) attributable to equity holders of the parent	3,644,697		1,262,073	3,318,960
Assets by segment	102,531,547		88,672,466	93,941,695
Plant, property and equipment, net	38,011,242		32,173,524	33,854,428
Goodwill	14,186,723		14,186,723	14,186,723
Trademarks, net	249,984		262,641	284,665
Licenses and rights, net	10,294,336		7,276,039	7,694,798
Liabilities by segments	58,716,154		43,978,410	44,790,656
Operating segments [member] | Europe [member]
Disclosure of Operating Segments [Line Items]
External revenues	100,716,443		93,644,172	86,978,828
Total revenues	100,716,443		93,644,172	86,978,828
Depreciation and amortization	26,838,972		25,222,962	22,525,050
Operating income	4,731,562		4,523,857	5,388,595
Interest income	122,133		307,021	286,784
Interest expense	1,973,431		2,035,716	2,953,033
Income tax	707,093		(1,417,358)	(2,578,206)
Equity interest in net income (loss) of associated companies	(17,713)		(14,190)	29,528
Net profit (loss) attributable to equity holders of the parent	3,809,694		5,656,132	7,065,769
Assets by segment	186,135,358		203,858,243	227,288,156
Plant, property and equipment, net	80,421,642		85,116,608	78,763,065
Goodwill	53,066,729		53,143,542	52,207,877
Trademarks, net	3,313,948		8,116,076	10,203,880
Licenses and rights, net	27,344,273		31,141,255	30,670,315
Investment in associated companies	748,674		806,950	1,072,778
Liabilities by segments	117,214,746		119,240,533	121,928,202
Eliminations [member]
Disclosure of Operating Segments [Line Items]
Intersegment revenues	(45,334,907)		(32,330,734)	(30,530,489)
Total revenues	(45,334,907)		(32,330,734)	(30,530,489)
Depreciation and amortization	(992,802)		(422,170)	(333,232)
Operating income	(3,918,800)		(111,906)	592,587
Interest income	(36,295,212)		(39,338,076)	(33,897,656)
Interest expense	(34,302,793)		(37,558,496)	(33,033,597)
Income tax	(1,624)		(4,600)
Net profit (loss) attributable to equity holders of the parent	(2,006,979)		(2,795,698)	(5,594,432)
Assets by segment	(851,985,719)		(915,308,134)	(981,214,013)
Plant, property and equipment, net	(138,297)
Investment in associated companies	(3,847,209)		1,830,488	(7,393,181)
Liabilities by segments	$ (441,820,311)		$ (484,575,112)	$ (485,698,799)